EARNINGS PER SHARE - Schedule of Calculation of Basic and Diluted Net Income per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Earnings Per Share [Abstract]
Net (loss) income	$ (109,951)	$ (10,256)	$ 20,310
Net income attributable to noncontrolling interest	4,181	4,634	6,107
Net (loss) income attributable to Cognyte Software Ltd.	$ (114,132)	$ (14,890)	$ 14,203
Ordinary shares outstanding:
Basic shares (in shares)	67,924	66,570	65,773
Effective of dilutive shares (in shares)	0	0	0
Diluted shares (in shares)	67,924	66,570	65,773
Net (loss) income per share attributable to Cognyte Software Ltd.:
Basic (in dollars per share)	$ (1.68)	$ (0.22)	$ 0.22
Diluted (in dollars per share)	$ (1.68)	$ (0.22)	$ 0.22